Statements of Financial Condition - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Assets:
Investments in Affiliated Trading Companies, at fair value	$ 13,597,171	$ 16,270,791
Receivable from Affilated Trading Companies		2,251,309
Total Assets	13,597,171	18,522,100
Liabilities:
Redemptions payable to Limited Partners (Notes 2j and 2k)	75,645	190,791
Redemptions payable to affiliates		57,634
Total Liabilities	75,645	248,425
Partners' Capital:
Total Partners' Capital	13,521,526	18,273,675
Total Liabilities and Partners' Capital	13,597,171	18,522,100
Class A [Member]
Partners' Capital:
Total Partners' Capital	$ 11,483,604	$ 15,365,368
Net Asset Value per Unit
Net Asset Value per Unit	$ 904.95	$ 966.09
Class B [Member]
Partners' Capital:
Total Partners' Capital	$ 1,086,979	$ 1,889,416
Net Asset Value per Unit
Net Asset Value per Unit	$ 943.89	$ 1,002.61
Class C [Member]
Partners' Capital:
Total Partners' Capital	$ 758,833	$ 801,994
Net Asset Value per Unit
Net Asset Value per Unit	$ 984.49	$ 1,040.49
Class Z [Member]
Partners' Capital:
Total Partners' Capital	$ 192,110	$ 216,897
Net Asset Value per Unit
Net Asset Value per Unit	$ 1,070.96	$ 1,120.55
LV Futures Fund L.P. [Member]
Assets:
Investments in Affiliated Trading Companies, at fair value	$ 10,938,630	$ 10,268,171
Receivable from Affilated Trading Companies		3,299,645
Total Assets	10,938,630	13,567,816
Liabilities:
Redemptions payable to Limited Partners (Notes 2j and 2k)	42,789	289,466
Total Liabilities	42,789	289,466
Partners' Capital:
Total Partners' Capital	10,895,841	13,278,350
Total Liabilities and Partners' Capital	10,938,630	13,567,816
LV Futures Fund L.P. [Member] | Class A [Member]
Partners' Capital:
Total Partners' Capital	$ 7,270,821	$ 9,354,914
Net Asset Value per Unit
Net Asset Value per Unit	$ 912.68	$ 963.16
LV Futures Fund L.P. [Member] | Class B [Member]
Partners' Capital:
Total Partners' Capital	$ 1,470,154	$ 1,644,359
Net Asset Value per Unit
Net Asset Value per Unit	$ 951.95	$ 999.57
LV Futures Fund L.P. [Member] | Class C [Member]
Partners' Capital:
Total Partners' Capital	$ 2,025,351	$ 2,116,018
Net Asset Value per Unit
Net Asset Value per Unit	$ 992.89	$ 1,037.34
LV Futures Fund L.P. [Member] | Class Z [Member]
Partners' Capital:
Total Partners' Capital	$ 129,515	$ 163,059
Net Asset Value per Unit
Net Asset Value per Unit	$ 1,080.08	$ 1,117.16